Marketfield Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 59.96%
Auto Components - 0.19%
Continental AG (a)	3,607	$261,007
Building Products - 1.07%
TOTO Ltd. (a)	43,186	1,443,884
Chemicals - 1.67%
The Sherwin-Williams Co.	4,899	2,251,189
Communications Equipment - 2.36%
Ciena Corp. (b)	79,892	3,180,501
Electrical Equipment - 2.54%
Eaton Corp PLC	19,193	1,491,104
Rockwell Automation, Inc.	12,755	1,924,857
		3,415,961
Electronic Equipment, Instruments & Components - 3.30%
Keyence Corp. (a)	13,724	4,445,542
Energy Equipment & Services - 0.50%
Schlumberger Ltd.	49,877	672,841
Food & Staples Retailing - 4.10%
Costco Wholesale Corp.	19,329	5,511,278
Health Care Equipment & Supplies - 2.62%
Intuitive Surgical, Inc. (b)	7,115	3,523,419
Hotels, Restaurants & Leisure - 0.52%
Dalata Hotel Group PLC (a)	258,919	705,338
Household Durables - 9.15%
DR Horton, Inc. (c)	88,818	3,019,812
Lennar Corp. - Class A	49,274	1,882,267
PulteGroup, Inc. (c)	120,995	2,700,608
Sony Corp. - ADR (c)	79,460	4,702,443
		12,305,130
Industrial Conglomerates - 1.94%
Honeywell International, Inc.	14,599	1,953,200
Siemens AG (a)	7,641	652,860
		2,606,060
Machinery - 5.29%
Caterpillar, Inc. (c)	20,244	2,349,114
Cummins, Inc. (c)	18,907	2,558,495
Deere & Co. (c)	16,032	2,214,981
		7,122,590
Metals & Mining - 9.18%
Barrick Gold Corp. (a)(c)	233,375	4,275,430
Compania de Minas Buenaventura SAA - ADR (c)	125,095	911,942
MMC Norilsk Nickel PJSC - ADR	119,138	2,968,919
Newmont Corp.	66,467	3,009,626
Vale SA - ADR (b)	143,758	1,191,754
		12,357,671
Oil, Gas & Consumable Fuels - 0.79%
Devon Energy Corp.	68,547	473,660
Golar LNG Ltd. (a)	75,357	593,813
		1,067,473
Real Estate Management & Development - 0.92%
The St. Joe Co. (b)	73,682	1,236,384

Road & Rail - 5.28%
Norfolk Southern Corp. (c)	25,641	3,743,586
Union Pacific Corp. (c)	23,780	3,353,931
		7,097,517
Semiconductors & Semiconductor Equipment - 2.03%
Intel Corp. (c)	50,452	2,730,462
Software - 3.78%
Microsoft Corp. (c)	22,211	3,502,897
Splunk, Inc. (b)	12,482	1,575,603
		5,078,500
Specialty Retail - 2.73%
Ross Stores, Inc. (c)	42,270	3,676,222
TOTAL COMMON STOCKS (Cost $59,727,992)		80,688,969

EXCHANGE-TRADED FUNDS - 25.02%
iShares MSCI EAFE ETF	56,319	3,010,813
iShares MSCI Emerging Markets ETF (c)	253,837	8,663,457
iShares MSCI Taiwan ETF (c)	147,369	4,858,756
iShares U.S. Home Construction ETF (c)	134,218	3,882,927
SPDR S&P Homebuilders ETF (c)	69,414	2,067,843
SPDR S&P Oil & Gas Exploration & Production ETF	18,554	610,427
VanEck Vectors Gold Miners ETF	262,688	6,052,331
VanEck Vectors Russia ETF	94,232	1,571,790
Xtrackers Harvest CSI 300 China A-Shares ETF (c)	113,884	2,948,457
TOTAL EXCHANGE-TRADED FUNDS (Cost $35,512,533)		33,666,801

SHORT-TERM INVESTMENTS - 13.72%
Money Market Fund - 13.72%
First American Government Obligations Fund, Class X, 0.450% (d)	18,454,853	18,454,853
TOTAL SHORT-TERM INVESTMENTS (Cost $18,454,853)		18,454,853

Total Investments (Cost $113,695,378) - 98.70%		132,810,623
Other Assets in Excess of Liabilities - 1.30%		1,747,885
TOTAL NET ASSETS - 100.00%		$134,558,508

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short, options written and future contracts with an aggregate fair value of $40,855,406.
(d)	Seven day yield as of March 31, 2020.

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETFIELD FUND
Schedule of Securities Sold Short
March 31, 2020 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (19.24)%
EXCHANGE-TRADED FUNDS - (12.79)%
Consumer Staples Select Sector SPDR Fund	(180,100)	$(9,810,047)
Invesco QQQ Trust Series 1	(38,876)	(7,401,991)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $16,784,013)		(17,212,038)
REAL ESTATE INVESTMENT TRUSTS - (6.45)%
Apartment Investment & Management Co.	(21,361)	(750,839)
AvalonBay Communities, Inc.	(6,534)	(961,609)
Boston Properties, Inc.	(20,883)	(1,926,039)
Equity Residential	(20,216)	(1,247,529)
Essex Property Trust, Inc.	(5,850)	(1,288,404)
SL Green Realty Corp.	(27,264)	(1,175,078)
Vornado Realty Trust	(36,750)	(1,330,718)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $12,792,845)		(8,680,216)

Total Securities Sold Short (Proceeds $29,576,858)		$(25,892,254)

Marketfield Fund
Schedule of Open Futures Contracts
March 31, 2020 (Unaudited)

				Unrealized
	Number of	Expiration	Notional	Appreciation
FUTURE CONTRACTS PURCHASED	Contracts	Date	Amount	(Depreciation)
Yen Denominated Nikkei 225 Index Future	95	June 2020	$8,236,573	$(18,033)
Total Futures Contracts Purchased				$(18,033)

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, except securities listed on the
NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”). Forward foreign currency contracts are valued at the mean between the bid and asked prices by a Pricing Service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on
NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and ask prices at the close of the exchange on such day, or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service for the day such security is being valued.

If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund’s shares are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described above. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security’s fair value will be determined.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Over-the-counter (“OTC”) option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts and options thereon are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. Futures or options on futures positions for which reliable market quotations are not readily available shall be valued at a price supplied by a
Pricing Service.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by
10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2020:

	Level 1	Level 2	Level 3 (3)	Total
Assets:
Common Stocks(1)	$80,688,969	$-	$-	$80,688,969
Exchange-Traded Funds	33,666,801	-	-	33,666,801
Short-Term Investments	18,454,853	-	-	18,454,853
Total Assets	$132,810,623	$-	$-	$132,810,623

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(17,212,038)	$-	$-	$(17,212,038)
Real Estate Investment Trusts	(8,680,216)	-	-	(8,680,216)
Total Securities Sold Short	(25,892,254)	-	-	(25,892,254)
Total Liabilities	$(25,892,254)	$-	$-	$(25,892,254)

Other Financial Instruments(2)
Futures	$(18,033)	$-	$-	$(18,033)
Total Other Financial Instruments	$(18,033)	$-	$-	$(18,033)

(1) See the Schedule of Investments for industry/geographic classifications.
(2) Reflected at the net unrealized depreciation on the contracts held.
(3) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended March 31, 2020, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contracts and futures contracts during the period.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of March 31, 2020:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Futures	Net assets- Unrealized appreciation*	-	Net assets- Unrealized depreciation*	18,033

Total		$-		$18,033

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current day's variation margin is reported separately within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2020 was as follows:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Equity Contracts	$1,341,780	$109,629	$(2,507,584)	$-	$(1,056,175)
Total	$1,341,780	$109,629	$(2,507,584)	$-	$(1,056,175)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Equity Contracts	$17,769	$41,082	$(81,610)	$-	$(22,759)
Total	$17,769	$41,082	$(81,610)	$-	$(22,759)